Share-based payments - Schedule of Share-based Payment Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	$ 7,378	$ 7,626	$ 18,033
Cost of product revenue
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	1,282	941	3,319
Research and development expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	1,538	1,879	3,991
General and administrative expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	$ 4,558	$ 4,806	$ 10,723